Quarterly Holdings Report
for

Fidelity® Global Equity Income Fund

July 31, 2021

GED-QTLY-0921
1.938167.109

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Bailiwick of Guernsey - 0.5%
Amdocs Ltd.	5,680	$437,985
Bailiwick of Jersey - 0.5%
WPP PLC	35,891	464,179
Belgium - 0.6%
KBC Groep NV	4,329	348,685
UCB SA	1,485	160,656

TOTAL BELGIUM		509,341

Bermuda - 0.3%
Hiscox Ltd. (a)	23,574	287,178
Brazil - 0.5%
Equatorial Energia SA	98,301	456,753
Canada - 4.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	13,266	534,744
Canadian Natural Resources Ltd.	14,216	469,119
Constellation Software, Inc.	314	502,971
Imperial Oil Ltd.	17,852	489,084
Lundin Mining Corp.	25,243	230,052
Nutrien Ltd.	4,453	264,767
Open Text Corp.	9,481	492,441
Shaw Communications, Inc. Class B	11,493	335,688
Suncor Energy, Inc.	26,943	530,394

TOTAL CANADA		3,849,260

Cayman Islands - 1.1%
HKBN Ltd.	623,824	726,483
SITC International Holdings Co. Ltd.	73,738	303,638

TOTAL CAYMAN ISLANDS		1,030,121

China - 1.0%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	33,219	244,203
Kweichow Moutai Co. Ltd. (A Shares)	1,611	418,614
Qingdao Port International Co. Ltd. (H Shares) (b)	175,734	90,455
TravelSky Technology Ltd. (H Shares)	98,291	166,956

TOTAL CHINA		920,228

Denmark - 0.2%
A.P. Moller - Maersk A/S Series B	75	208,142
Finland - 1.1%
Elisa Corp. (A Shares)	14,941	960,273
France - 4.2%
Capgemini SA	4,811	1,040,110
Elior SA (a)(b)	22,000	150,713
LVMH Moet Hennessy Louis Vuitton SE	1,136	909,558
Sanofi SA	8,063	831,080
SR Teleperformance SA	714	301,187
The Vicat Group	4,578	230,803
VINCI SA	3,478	368,061

TOTAL FRANCE		3,831,512

Germany - 2.6%
Deutsche Post AG	7,853	532,208
Deutsche Telekom AG	19,287	400,286
DWS Group GmbH & Co. KGaA (b)	6,752	318,620
Linde PLC	1,422	435,460
Siemens AG	3,948	616,019

TOTAL GERMANY		2,302,593

Hong Kong - 0.7%
AIA Group Ltd.	53,820	643,997
India - 2.0%
HDFC Bank Ltd. sponsored ADR (a)	3,242	228,788
Petronet LNG Ltd.	85,812	251,918
Redington India Ltd.	85,036	374,317
Reliance Industries Ltd.	1,828	34,678
Reliance Industries Ltd.	33,342	912,803

TOTAL INDIA		1,802,504

Indonesia - 0.2%
PT Bank Central Asia Tbk	102,544	211,647
Ireland - 2.3%
Accenture PLC Class A	3,773	1,198,607
Johnson Controls International PLC	5,268	376,241
Linde PLC	1,600	491,824

TOTAL IRELAND		2,066,672

Japan - 6.2%
Daiichikosho Co. Ltd.	15,042	524,458
FUJIFILM Holdings Corp.	3,522	252,749
Hitachi Ltd.	10,881	625,867
Hoya Corp.	7,115	999,103
Inaba Denki Sangyo Co. Ltd.	18,858	458,106
Jm Holdings Co. Ltd.	9,321	177,490
Minebea Mitsumi, Inc.	16,756	452,427
NSD Co. Ltd.	7,800	133,241
Roland Corp.	6,399	303,312
Sony Group Corp.	10,943	1,143,177
Toyota Motor Corp.	5,351	480,389

TOTAL JAPAN		5,550,319

Kenya - 0.5%
Safaricom Ltd.	1,181,225	456,284
Korea (South) - 1.7%
Samsung Electronics Co. Ltd.	21,873	1,489,495
Luxembourg - 0.4%
B&M European Value Retail SA	41,720	320,689
InPost SA	3,929	76,996

TOTAL LUXEMBOURG		397,685

Netherlands - 2.0%
Airbus Group NV (a)	4,388	601,897
Koninklijke Philips Electronics NV	9,011	415,493
NXP Semiconductors NV	3,753	774,582

TOTAL NETHERLANDS		1,791,972

New Zealand - 0.5%
Auckland International Airport Ltd. (a)	86,158	434,590
South Africa - 0.0%
Thungela Resources Ltd. (a)	1,160	3,594
Spain - 1.9%
Aena SME SA (a)(b)	5,234	833,225
Amadeus IT Holding SA Class A (a)	13,960	914,777

TOTAL SPAIN		1,748,002

Sweden - 0.4%
HEXPOL AB (B Shares)	27,040	368,139
Switzerland - 3.7%
Barry Callebaut AG	57	144,474
Chubb Ltd.	1,899	320,437
Nestle SA (Reg. S)	6,621	838,415
Roche Holding AG (participation certificate)	3,143	1,214,179
Sika AG	2,334	822,188

TOTAL SWITZERLAND		3,339,693

Taiwan - 2.8%
International Games Systems Co. Ltd.	10,681	333,633
Poya International Co. Ltd.	24,003	513,730
Taiwan Semiconductor Manufacturing Co. Ltd.	79,648	1,666,212

TOTAL TAIWAN		2,513,575

United Kingdom - 7.8%
Anglo American PLC (United Kingdom)	12,666	561,281
AstraZeneca PLC sponsored ADR	16,357	936,275
Compass Group PLC (a)	54,969	1,162,149
Cranswick PLC	4,592	258,507
Diageo PLC	17,335	859,578
Informa PLC (a)	134,189	923,287
JD Sports Fashion PLC	24,452	304,875
London Stock Exchange Group PLC	2,594	270,480
Reckitt Benckiser Group PLC	8,355	639,155
RELX PLC (London Stock Exchange)	25,520	749,895
Starling Bank Ltd. Series D (a)(c)	48,600	87,439
WH Smith PLC (a)	13,575	306,625

TOTAL UNITED KINGDOM		7,059,546

United States of America - 47.5%
AbbVie, Inc.	7,596	883,415
Ameren Corp.	5,853	491,184
American Tower Corp.	3,032	857,450
AMETEK, Inc.	1,998	277,822
Amgen, Inc.	4,456	1,076,302
Apple, Inc.	27,344	3,988,395
Bank of America Corp.	21,768	835,020
BJ's Wholesale Club Holdings, Inc. (a)	10,578	535,670
BlackRock, Inc. Class A	737	639,104
Bristol-Myers Squibb Co.	13,108	889,640
Capital One Financial Corp.	6,243	1,009,493
Cisco Systems, Inc.	14,707	814,327
Citigroup, Inc.	9,407	636,101
Comcast Corp. Class A	13,958	821,149
Costco Wholesale Corp.	1,264	543,166
Crane Co.	2,317	225,282
Crown Holdings, Inc.	3,175	316,738
Danaher Corp.	4,152	1,235,178
Digital Realty Trust, Inc.	2,407	371,063
Dominion Energy, Inc.	5,868	439,337
Eli Lilly & Co.	3,982	969,617
Exxon Mobil Corp.	7,883	453,824
Fortive Corp.	3,741	271,821
General Electric Co.	40,596	525,718
Gilead Sciences, Inc.	5,006	341,860
Hartford Financial Services Group, Inc.	4,004	254,734
Hess Corp.	3,761	287,491
JPMorgan Chase & Co.	7,020	1,065,496
Keurig Dr. Pepper, Inc.	9,979	351,361
Kohl's Corp.	8,390	426,212
Lamar Advertising Co. Class A	6,249	666,143
Lowe's Companies, Inc.	3,298	635,492
M&T Bank Corp.	3,386	453,216
Merck & Co., Inc.	9,206	707,665
Microsoft Corp.	12,115	3,451,685
Mondelez International, Inc.	6,922	437,886
MSCI, Inc.	475	283,081
NextEra Energy, Inc.	8,666	675,081
Northrop Grumman Corp.	947	343,780
NRG Energy, Inc.	7,167	295,567
Packaging Corp. of America	3,384	478,836
PG&E Corp. (a)	7,669	67,411
Phillips 66 Co.	3,858	283,293
PNC Financial Services Group, Inc.	2,952	538,474
Procter & Gamble Co.	8,495	1,208,244
PVH Corp. (a)	2,423	253,494
Roper Technologies, Inc.	673	330,672
T-Mobile U.S., Inc. (a)	5,539	797,727
Tapestry, Inc. (a)	10,512	444,658
Target Corp.	1,948	508,525
Tempur Sealy International, Inc.	6,004	259,793
The Coca-Cola Co.	18,181	1,036,862
The Travelers Companies, Inc.	3,285	489,202
The Walt Disney Co. (a)	4,237	745,797
United Parcel Service, Inc. Class B	3,582	685,452
UnitedHealth Group, Inc.	2,461	1,014,473
Valero Energy Corp.	4,922	329,626
Verizon Communications, Inc.	9,615	536,325
Visa, Inc. Class A	3,049	751,243
Vistra Corp.	17,536	335,814
Walmart, Inc.	3,396	484,100
Watsco, Inc.	310	87,556
WEC Energy Group, Inc.	2,884	271,500
Wells Fargo & Co.	26,362	1,211,070

TOTAL UNITED STATES OF AMERICA		42,933,713

TOTAL COMMON STOCKS
(Cost $61,255,408)		88,068,992

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.06% (d)
(Cost $2,124,507)	2,124,086	2,124,511
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $63,379,915)		90,193,503
NET OTHER ASSETS (LIABILITIES) - 0.2%		151,734
NET ASSETS - 100%		$90,345,237

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,393,013 or 1.5% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,508
Fidelity Securities Lending Cash Central Fund	533
Total	$2,041

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$943,944	$14,073,486	$12,892,920	$1	$--	$2,124,511	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	2,396,935	2,396,935	--	--	--	0.0%
Total	$943,944	$16,470,421	$15,289,855	$1	$--	$2,124,511

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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